Cover	Jul. 28, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Original Report solely to correct typographical errors in the dates appearing in the header of the Woodward, Inc. and Subsidiaries Condensed Consolidated Balance Sheets and other clerical errors in the press release furnished with the Original Report.
Document Period End Date	Jul. 28, 2025
Entity File Number	000-8408
Entity Registrant Name	WOODWARD, INC.
Entity Central Index Key	0000108312
Entity Tax Identification Number	36-1984010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	970
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001455
Trading Symbol	WWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false